Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories

3. Inventories

Inventories as of December 31, 2025 and 2024 consisted of the following:

	December 31, 2025	December 31, 2024
	US$	US$
Raw materials	5,467,822	11,279,454
Finished goods	2,381,657	1,211,679
Total	7,849,479	12,491,133

During the year ended December 31, 2025, the Company recorded an inventory provision of US$59,311,654 (2024: US$12,645,248, 2023: US$nil), and write-off of US$3,000,329 (2024: US$24,063,104, 2023: US$nil) as a result of its net realizable value analysis. The inventory provision and write-off are included in costs of revenues on the consolidated statements of operations and comprehensive (loss) income.